Derivatives - Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 27,008,765	$ 20,531,969
Nominal contract amount of hedging instruments	207,057	241,287
Fair value of trading assets	328,450	394,212
Fair value of hedging assets	1,793	3,215
Fair value of derivative assets	219,818	290,872
Fair value of trading liabilities	323,351	381,325
Fair value of hedging liabilities	3,895	5,049
Fair value of derivative liabilities	216,821	279,819
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	6,215,518	5,819,814
Nominal contract amount of hedging instruments	28,768	26,281
Fair value of trading assets	78,089	126,185
Fair value of hedging assets	428	1,228
Fair value of trading liabilities	74,915	118,813
Fair value of hedging liabilities	853	968
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	19,751,577	13,729,757
Nominal contract amount of hedging instruments	178,289	215,006
Fair value of trading assets	235,430	253,398
Fair value of hedging assets	1,365	1,987
Fair value of trading liabilities	229,989	245,941
Fair value of hedging liabilities	3,042	4,081
HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	61,545	50,300
Fair value of trading assets	1,952	1,701
Fair value of derivative assets	2,388	2,148
Fair value of trading liabilities	2,008	3,840
Fair value of derivative liabilities	3,082	5,025
HSBC Holdings | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	20,484	23,442
Fair value of trading assets	588	223
Fair value of derivative assets	588	223
Fair value of trading liabilities	1,330	3,201
Fair value of derivative liabilities	1,440	3,440
HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	41,061	26,858
Fair value of trading assets	1,364	1,478
Fair value of derivative assets	1,800	1,925
Fair value of trading liabilities	678	639
Fair value of derivative liabilities	1,642	1,585
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	1,020	1,088
Fair value of hedging liabilities	2,767	3,748
Fair value hedges | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	0	10
Fair value of hedging liabilities	23	22
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	1,020	1,078
Fair value of hedging liabilities	2,744	3,726
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	26,414	25,476
Fair value of hedging assets	436	447
Fair value of hedging liabilities	1,074	1,185
Fair value hedges | HSBC Holdings | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	1,120	1,120
Fair value of hedging assets	0	0
Fair value of hedging liabilities	110	239
Fair value hedges | HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	25,294	24,356
Fair value of hedging assets	436	447
Fair value of hedging liabilities	$ 964	$ 946